Provisions and other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Statement [line items]
Disclosure of other provisions [text block]
(USD millions)	2017	2016

Accrued liability for employee benefits:
Defined benefit pension plans [1]	3 157	4 490

Other long-term employee benefits and deferred compensation	625	545

Other post-employment benefits [1]	953	1 005

Environmental remediation provisions	706	708

Provisions for product liabilities, governmental investigations and other legal matters	230	264

Contingent consideration [2]	809	840

Other non-current liabilities	577	618

Total provisions and other non-current liabilities	7 057	8 470

[1] Note 24 provides additional disclosures related to post-employment benefits.
[2] Note 28 provides additional disclosures related to contingent consideration.

Accrual for environmental loss contingencies [table text block]
(USD millions)	2017	2016	2015

January 1	773	871	923

Cash payments	– 46	– 75	– 52

Releases	– 153		– 5

Additions	154	1	6

Currency translation effects	33	– 24	– 1

December 31	761	773	871

Less current provision	– 55	– 65	– 80

Non-current environmental remediation provisions at December 31	706	708	791

Accrual for environmental loss contingencies, fiscal year maturity [table text block]
(USD millions)	Expected cash outflows

Due within two years	164

Due later than two years, but within five years	241

Due later than five years, but within ten years	315

Due after ten years	41

Total environmental remediation liability provisions	761

Accrual for product liabilities government investigations other legal matters loss contingencies [table text block]
(USD millions)	2017	2016	2015

January 1	395	1 194	849

Cash payments	– 69	– 811	– 256

Releases of provisions	– 70	– 239	– 223

Additions to provisions	93	243	832

Currency translation effects	2	8	– 8

December 31	351	395	1 194

Less current portion	– 121	– 131	– 743

Non-current product liabilities, governmental investigations and other legal matters provisions at December 31	230	264	451